INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD - Movement (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Opening balance	$ 91,489,194	$ 87,956,354
Dividends received	(4,383,645)	(3,236,541)
Share in operating income	(2,118,728)	(4,041,118)
Amortization unrealized income in associates		(435,884)
Other increase (decrease) in investments in associates	3,120,321	3,164,147
Ending balance	$ 92,344,598	$ 91,489,194